RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of leasing transactions with related party
A summary of leasing transactions with SFL in the six months ended June 30, 2020 and June 30, 2019 are as follows;

(in thousands of $)	2020	2019
Charter hire payable (principal and interest)	4,360	5,913
Lease interest expense	2,455	3,552
Contingent rental expense (income)	8,270	(2,555)
Remaining lease obligation	59,974	93,322

Schedule of related party receivables and payables
A summary of net amounts earned from (paid to) related parties in the six months ended June 30, 2020 and June 30, 2019 are as follows:

(in thousands of $)	2020	2019
Seatankers Management Co. Ltd	6,037	8,896
SFL	2,206	1,710
Golden Ocean	3,311	3,448
Flex LNG Ltd	635	510
Seatankers Management Norway AS	(248)	(270)
Seadrill Limited	133	239
Archer Limited	225	193
Alta Trading UK Limited	23,558	—
Avance Gas	335	87
Other related parties	76	83

Amounts earned from related parties comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily rental for office space and the provision of other administrative services and guarantee fees.

Related party balances
A summary of balances due from related parties as of June 30, 2020 and December 31, 2019 is as follows:

(in thousands of $)	2020	2019
SFL	3,012	4,982
Seatankers Management Co. Ltd	1,865	5,490
Archer Limited	160	94
Golden Ocean	1,035	3,593
Seadrill Limited	1,095	554
Flex LNG Ltd	344	391
Avance Gas	396	240
Other related parties	262	237
	8,169	15,581

A summary of balances due to related parties as of June 30, 2020 and December 31, 2019 is as follows:

(in thousands of $)	2020	2019
SFL	12,158	9,193
Seatankers Management Co. Ltd	5,056	4,037
Avance Gas	142	79
Flex LNG Ltd	772	636
Golden Ocean	1,773	6,241
	19,901	20,186